SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Impairment of intangible assets:- see Note 12 Development costs			$ 24
Impairment of property and equipment (2) -see Note 11		$ 118	24
Expenses related to acquisitions		590
Other (incomes) expenses	$ 416	(160)	501
Other expenses	$ 416	$ 548	$ 549